Commitments & Contingencies - Additional Information (Detail) - USD ($)	Mar. 30, 2021	Mar. 26, 2021	Jun. 30, 2021	Mar. 31, 2021
Loss Contingencies [Line Items]
Deferred underwriting fees payable			$ 14,572,044	$ 14,572,044
Over-Allotment Option
Loss Contingencies [Line Items]
Additional number of shares purchased		6,000,000
IPO
Loss Contingencies [Line Items]
Sale of stock, price per share	$ 10
Sale of stock, number of shares issued in transaction	416,334,120
IPO | Class A Common Stock
Loss Contingencies [Line Items]
Additional number of shares issued		1,634,412
Sale of stock, price per share		$ 10.00
Sale of stock, number of shares issued in transaction		41,634,412